UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04997

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Small Cap Core Fund	August 31, 2017 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 97.56%
Basic Materials – 8.17%
Balchem	196,400	$14,722,144
Boise Cascade †	637,465	19,123,950
Continental Building Products †	1,149,400	27,987,890
Kaiser Aluminum	269,900	25,996,768
Minerals Technologies	459,100	29,382,400
Neenah Paper	366,900	28,343,025
Quaker Chemical	169,900	23,653,478
Venator Materials †	242,700	4,926,810
Worthington Industries	557,000	27,827,720
		201,964,185
Business Services – 6.23%
ABM Industries	649,000	28,835,070
Casella Waste Systems †	836,730	14,065,431
Convergys	1,032,800	24,270,800
Kforce	842,575	15,166,350
Navigant Consulting †	549,900	8,429,967
On Assignment †	422,000	20,129,400
US Ecology	409,527	21,049,688
WageWorks †	375,251	22,121,047
		154,067,753
Capital Goods – 10.42%
AAON	548,530	17,882,078
Applied Industrial Technologies	339,040	19,325,280
Barnes Group	473,500	29,603,220
Belden	190,500	14,681,835
Columbus McKinnon	629,582	20,795,094
ESCO Technologies	412,376	22,453,873
Esterline Technologies †	114,600	9,786,840
Federal Signal	831,600	15,542,604
Granite Construction	510,841	28,213,748
Kadant	279,838	24,303,930
KLX †	462,300	22,162,662
MYR Group †	548,200	14,149,042
Tetra Tech	442,300	18,841,980
		257,742,186
Communications Services – 1.50%
ATN International	305,184	18,484,995
InterXion Holding †	359,491	18,639,608
		37,124,603

NQ-480 [8/17] 10/17 (274139)     1

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Consumer Discretionary – 2.62%
Five Below †	396,900	$18,880,533
Malibu Boats Class A †	614,600	16,575,762
Steven Madden †	690,650	29,283,560
		64,739,855
Consumer Services – 2.28%
Cheesecake Factory	322,200	13,348,746
Chuy’s Holdings †	395,200	7,429,760
Del Frisco’s Restaurant Group †	737,500	10,325,000
Hawaiian Holdings †	205,900	8,822,815
Jack in the Box	176,441	16,518,406
		56,444,727
Consumer Staples – 1.66%
J&J Snack Foods	163,979	20,905,683
Prestige Brands Holdings †	398,400	20,202,864
		41,108,547
Credit Cyclicals – 1.02%
Tenneco	466,700	25,295,140
		25,295,140
Energy – 2.60%
Carrizo Oil & Gas †	880,300	11,831,232
Keane Group †	826,700	10,705,765
Pioneer Energy Services †	2,091,000	3,554,700
RSP Permian †	280,415	8,799,423
SRC Energy †	2,411,200	19,024,368
Superior Energy Services †	867,400	7,147,376
US Silica Holdings	121,200	3,297,852
		64,360,716
Financials – 18.82%
American Equity Investment Life Holding	663,700	18,424,312
Bryn Mawr Bank	228,600	9,361,170
City Holding	221,635	14,036,145
CoBiz Financial	842,800	14,369,740
Essent Group †	722,400	28,231,392
Evercore Class A	265,100	20,001,795
FCB Financial Holdings Class A †	270,400	11,789,440
First Bancorp	399,655	12,365,326
First Interstate BancSystem	242,300	8,528,960
Flushing Financial	310,731	8,495,385
Great Western Bancorp	630,000	22,629,600
Hope Bancorp	1,207,180	19,483,885
Houlihan Lokey	369,135	13,307,317

2     NQ-480 [8/17] 10/17 (274139)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
Independent Bank	256,400	$17,768,520
Infinity Property & Casualty	211,200	18,680,640
MainSource Financial Group	303,400	9,930,282
MGIC Investment †	2,335,800	26,744,910
Old National Bancorp	1,174,100	19,196,535
Primerica	298,700	22,865,485
Prosperity Bancshares	119,800	7,158,050
Selective Insurance Group	372,300	18,763,920
Sterling Bancorp	1,383,200	31,052,840
Stifel Financial	541,300	25,847,075
Umpqua Holdings	1,157,400	20,254,500
United Bankshares	429,009	14,393,252
United Fire Group	173,673	7,304,686
Webster Financial	43,750	2,042,250
WSFS Financial	503,500	22,506,450
		465,533,862
Healthcare – 15.30%
Acorda Therapeutics †	429,900	8,941,920
Catalent †	768,700	31,739,623
Clovis Oncology †	271,600	20,660,612
CONMED	467,540	23,189,984
CryoLife †	975,652	20,293,562
Exact Sciences †	490,300	20,538,667
HealthSouth	523,100	23,931,825
ICON †	121,400	13,765,546
Ligand Pharmaceuticals Class B †	240,700	31,019,009
Medicines †	551,200	20,223,528
Merit Medical Systems †	750,987	31,015,763
Natera †	772,900	9,545,315
Quidel †	727,700	25,425,838
Repligen †	412,200	18,000,774
Retrophin †	946,200	23,087,280
Spectrum Pharmaceuticals †	1,026,800	10,021,568
TESARO †	31,300	4,042,082
Vanda Pharmaceuticals †	1,035,700	17,814,040
Wright Medical Group †	845,400	25,023,840
		378,280,776
Real Estate – 7.73%
EastGroup Properties	304,200	27,031,212
First Industrial Realty Trust	783,400	24,269,732
Gramercy Property Trust	840,766	25,609,732

NQ-480 [8/17] 10/17 (274139)     3

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Real Estate (continued)
Kite Realty Group Trust	1,256,600	$25,282,792
LaSalle Hotel Properties	728,500	20,674,830
Mack-Cali Realty	905,800	20,733,762
Pebblebrook Hotel Trust	695,300	23,355,127
Ramco-Gershenson Properties Trust	1,836,100	24,144,715
		191,101,902
Technology – 15.07%
Anixter International †	261,550	19,302,390
Brooks Automation	607,300	15,832,311
Callidus Software †	1,270,000	32,702,500
ExlService Holdings †	413,590	23,276,845
GrubHub †	481,300	27,477,417
II-VI †	408,500	14,644,725
j2 Global	442,900	33,341,512
KeyW Holding †	987,100	7,057,765
MACOM Technology Solutions Holdings †	368,504	16,781,672
MaxLinear Class A †	900,500	19,450,800
Microsemi †	44,700	2,251,986
NETGEAR †	368,410	17,683,680
Paycom Software †	188,700	14,078,907
Plantronics	326,420	13,915,285
Proofpoint †	345,300	31,684,728
Q2 Holdings †	460,100	18,680,060
Semtech †	646,000	24,289,600
Silicon Laboratories †	214,500	16,280,550
WNS Holdings ADR †	683,598	23,925,930
		372,658,663
Transportation – 1.07%
Swift Transportation †	623,700	17,494,785
XPO Logistics †	144,500	8,843,400
		26,338,185
Utilities – 3.07%
NorthWestern	477,200	28,784,704
South Jersey Industries	572,700	20,548,476
Spire	347,000	26,545,500
		75,878,680
Total Common Stock (cost $2,157,359,407)		2,412,639,780

4     NQ-480 [8/17] 10/17 (274139)

(Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments – 2.17%
Discount Note – 0.43%≠
Federal Home Loan Bank 1.005% 9/21/17	10,689,268	$10,683,389
		10,683,389
Repurchase Agreements – 1.74%
Bank of America Merrill Lynch
0.98%, dated 8/31/17, to be repurchased on 9/1/17,
repurchase price $9,444,523 (collateralized by US
government obligations 2.875% 11/15/46;
market value $9,633,156)	9,444,266	9,444,266
Bank of Montreal
0.92%, dated 8/31/17, to be repurchased on 9/1/17,
repurchase price $21,250,141 (collateralized by US
government obligations 0.00%–2.50%
4/30/18–2/15/40; market value $21,674,593)	21,249,598	21,249,598
BNP Paribas
1.02%, dated 8/31/17, to be repurchased on 9/1/17,
repurchase price $12,162,481 (collateralized by US
government obligations 0.00%–3.375%
2/15/19–5/15/46; market value $12,405,379)	12,162,136	12,162,136
		42,856,000
Total Short-Term Investments (cost $53,539,299)		53,539,389

Total Value of Securities – 99.73%
(cost $2,210,898,706)		2,466,179,169

Receivables and Other Assets Net of Liabilities – 0.27%		6,791,384
Net Assets Applicable to 104,339,069 Shares Outstanding – 100.00%		$2,472,970,553

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes.

NQ-480 [8/17] 10/17 (274139)     5

Notes
Delaware Small Cap Core Fund	August 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Equity Funds V (Trust) - Delaware Small Cap Core Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

6     NQ-480 [8/17] 10/17 (274139)

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$2,412,639,780	$—	$2,412,639,780
Short-Term Investments	—	53,539,389	53,539,389
Total Value of Securities	$2,412,639,780	$53,539,389	$2,466,179,169

During the period ended Aug. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Aug. 31, 2017, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-480 [8/17] 10/17 (274139)     7

Schedule of investments
Delaware Small Cap Value Fund	August 31, 2017 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 96.46%✧
Basic Industry – 9.64%
Berry Global Group †	1,721,610	$96,823,346
HB Fuller	1,142,500	57,342,075
KapStone Paper & Packaging	1,368,500	30,613,345
Minerals Technologies	264,312	16,915,968
Olin	2,203,100	71,005,913
Trinseo	943,100	63,093,390
USG †	1,395,300	41,859,000
Venator Materials †	862,200	17,502,660
		395,155,697
Business Services – 1.08%
Deluxe	397,200	27,545,820
WESCO International †	332,900	16,794,805
		44,340,625
Capital Spending – 7.54%
Altra Industrial Motion	886,543	40,825,305
Atkore International Group †	1,213,700	20,220,242
EnPro Industries	309,900	21,838,653
H&E Equipment Services	1,500,900	35,331,186
ITT	1,424,100	57,476,676
MasTec †	2,038,459	83,169,127
Primoris Services	1,204,600	34,463,606
Regal Beloit	212,600	16,030,040
		309,354,835
Consumer Cyclical – 3.74%
Barnes Group	668,100	41,769,612
Knoll	1,206,769	21,782,180
Meritage Homes †	1,155,700	47,036,990
Standard Motor Products	390,040	17,200,764
Tenneco	469,300	25,436,060
		153,225,606
Consumer Services – 7.95%
Asbury Automotive Group †	278,500	14,997,225
Cable One	44,100	33,460,434
Cheesecake Factory	581,200	24,079,116
Choice Hotels International	587,900	36,479,195
Cinemark Holdings	697,031	23,204,162
International Speedway Class A	731,300	26,070,845
Meredith	646,918	35,159,993
Sonic	982,400	22,997,984
Steven Madden †	807,350	34,231,640
Texas Roadhouse	335,300	15,909,985
UniFirst	189,200	27,169,120

NQ-021 [8/17] 10/17 (274118)     1

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Consumer Services (continued)
Wolverine World Wide	1,222,700	$32,157,010
		325,916,709
Consumer Staples – 2.70%
Core-Mark Holding	665,800	18,016,548
J&J Snack Foods	274,700	35,021,503
Pinnacle Foods	506,200	30,022,722
Scotts Miracle-Gro Class A	288,900	27,615,951
		110,676,724
Energy – 4.99%
Andeavor	286,544	28,697,382
Dril-Quip †	424,000	15,921,200
Helix Energy Solutions Group †	2,719,900	17,053,773
Oasis Petroleum †	2,959,300	21,602,890
Patterson-UTI Energy	2,600,400	41,528,388
SM Energy	1,876,100	25,064,696
Southwest Gas Holdings	596,600	47,441,632
Whiting Petroleum †	1,657,400	7,408,578
		204,718,539
Financial Services – 27.62%
American Equity Investment Life Holding	1,762,800	48,935,328
Bank of Hawaii	662,400	51,753,312
Boston Private Financial Holdings	2,072,974	30,472,718
Community Bank System	795,900	40,957,014
East West Bancorp	2,552,423	141,327,661
First Financial Bancorp	1,849,700	44,300,315
First Interstate BancSystem	710,400	25,006,080
First Midwest Bancorp	1,726,000	36,384,080
Great Western Bancorp	1,490,550	53,540,556
Hancock Holding	1,677,600	73,730,520
Hanover Insurance Group	512,300	50,297,614
Independent Bank	288,200	19,972,260
Infinity Property & Casualty	289,782	25,631,218
Legg Mason	696,200	26,587,878
Main Street Capital	740,800	29,031,952
NBT Bancorp	996,400	32,711,812
Prosperity Bancshares	612,500	36,596,875
S&T Bancorp	701,840	25,224,130
Selective Insurance Group	1,382,300	69,667,920
Stifel Financial	895,000	42,736,250
Umpqua Holdings	2,239,400	39,189,500
Validus Holdings	710,684	35,640,803
Valley National Bancorp	3,929,900	43,975,581

2     NQ-021 [8/17] 10/17 (274118)

(Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Financial Services (continued)
Webster Financial	1,564,500	$73,030,860
WesBanco	940,718	35,728,470
		1,132,430,707
Healthcare – 4.54%
Catalent †	334,900	13,828,021
Haemonetics †	450,100	19,363,302
Owens & Minor	949,400	26,526,236
Service Corp. International	761,500	26,911,410
STERIS	563,780	49,139,065
Teleflex	122,200	25,875,850
VWR †	748,516	24,715,998
		186,359,882
Real Estate – 8.07%
Alexander & Baldwin	516,400	22,411,760
Brandywine Realty Trust	2,908,537	49,968,666
Education Realty Trust	666,433	25,750,971
Healthcare Realty Trust	1,117,500	37,190,400
Highwoods Properties	935,400	48,855,942
Lexington Realty Trust	3,543,300	34,936,938
Life Storage	362,600	26,683,734
Ramco-Gershenson Properties Trust	1,615,789	21,247,625
Summit Hotel Properties	1,905,700	28,280,588
Washington Real Estate Investment Trust	1,079,600	35,475,656
		330,802,280
Technology – 13.78%
Brocade Communications Systems	748,900	9,271,382
Cirrus Logic †	507,700	29,436,446
CommScope Holding †	1,437,548	47,525,337
MaxLinear Class A †	1,060,900	22,915,440
NetScout Systems †	993,406	32,534,047
ON Semiconductor †	3,064,400	52,339,952
PTC †	742,100	41,557,600
Super Micro Computer †	977,300	26,020,613
Synopsys †	1,099,300	88,405,706
Tech Data †	410,019	45,220,995
Teradyne	1,573,400	56,028,774
Tower Semiconductor †	1,150,200	34,747,542
TTM Technologies †	1,440,400	20,511,296
Viavi Solutions †	1,310,400	13,156,416
Vishay Intertechnology	2,577,100	45,614,670
		565,286,216

NQ-021 [8/17] 10/17 (274118)     3

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Transportation – 1.97%
Kirby †	290,400	$18,179,040
Saia †	377,250	21,333,487
Werner Enterprises	1,244,269	41,185,304
		80,697,831
Utilities – 2.84%
ALLETE	335,572	25,949,783
Black Hills	688,400	48,449,592
El Paso Electric	758,700	42,145,785
		116,545,160
Total Common Stock (cost $2,995,252,150)		3,955,510,811

Exchange-Traded Fund – 1.14%
iShares Russell 2000 Value ETF	402,300	46,739,214
Total Exchange-Traded Fund (cost $44,866,240)		46,739,214

	Principal amount°
Short-Term Investments – 2.37%
Repurchase Agreements – 2.37%
Bank of America Merrill Lynch
0.98%, dated 8/31/17, to be repurchased on 9/1/17,
repurchase price $21,377,555 (collateralized by US
government obligations 2.875% 11/15/46; market value
$21,804,524)	21,376,973	21,376,973
Bank of Montreal
0.92%, dated 8/31/17, to be repurchased on 9/1/17,
repurchase price $48,099,418 (collateralized by US
government obligations 0.00%–2.50%
4/30/18–2/15/40; market value $49,060,161)	48,098,189	48,098,189
BNP Paribas
1.02%, dated 8/31/17, to be repurchased on 9/1/17,
repurchase price $27,529,618 (collateralized by US
government obligations 0.00%–3.375%
2/15/19–5/15/46; market value $28,079,415)	27,528,838	27,528,838
Total Short-Term Investments (cost $97,004,000)		97,004,000

Total Value of Securities – 99.97%
(cost $3,137,122,390)		4,099,254,025
Receivables and Other Assets Net of Liabilities – 0.03%		1,178,679
Net Assets Applicable to 65,952,297 Shares Outstanding – 100.00%		$4,100,432,704

4     NQ-021 [8/17] 10/17 (274118)

(Unaudited)

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

ETF – Exchange-Traded Fund

See accompanying notes.

NQ-021 [8/17] 10/17 (274118)      5

Notes
Delaware Small Cap Value Fund	August 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Equity Funds V (Trust) – Delaware Small Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

6     NQ-021 [8/17] 10/17 (274118)

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$3,955,510,811	$—	$3,955,510,811
Exchange-Traded Fund	46,739,214	—	46,739,214
Short-Term Investments	—	97,004,000	97,004,000
Total Value of Securities	$4,002,250,025	$97,004,000	$4,099,254,025

During the period ended Aug. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Aug. 31, 2017, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-021 [8/17] 10/17 (274118)     7

Schedule of investments
Delaware Wealth Builder Fund	August 31, 2017 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 55.71%
Consumer Discretionary – 4.45%
Bayerische Motoren Werke	17,805	$1,655,743
Ford Motor	565,500	6,237,465
Kering	3,734	1,400,723
Mattel	297,200	4,820,584
Nitori Holdings	7,286	1,126,070
Publicis Groupe	9,843	664,244
Sumitomo Rubber Industries	89,800	1,489,323
Target	111,200	6,063,736
Techtronic Industries	357,000	1,849,743
Toyota Motor	43,900	2,471,754
Valeo	15,513	1,038,390
Yue Yuen Industrial Holdings	551,500	2,392,280
		31,210,055
Consumer Staples – 5.82%
Archer-Daniels-Midland	87,900	3,632,028
British American Tobacco ADR	77,484	4,813,306
Carlsberg Class B	16,061	1,845,987
Coca-Cola	15,493	705,706
Coca-Cola Amatil	46,163	295,853
CVS Health	48,700	3,766,458
Imperial Brands	38,721	1,601,829
Japan Tobacco	50,300	1,723,033
Kimberly-Clark	60,400	7,446,716
Kraft Heinz	44,400	3,585,300
Matsumotokiyoshi Holdings	6,600	449,368
Procter & Gamble	79,400	7,326,238
Wal-Mart Stores	46,700	3,645,869
		40,837,691
Diversified REITs – 0.20%
Forest City Realty Trust	38,800	929,648
Vornado Realty Trust	6,400	476,736
		1,406,384
Energy – 5.69%
Chevron	45,200	4,864,424
ConocoPhillips	84,200	3,676,172
Occidental Petroleum	144,600	8,632,620
Royal Dutch Shell ADR	128,900	7,299,607
Suncor Energy	47,300	1,482,161
TOTAL	31,444	1,631,546
TOTAL ADR	142,200	7,400,088
Williams	166,500	4,950,045
		39,936,663

NQ-129 [8/17] 10/17 (274077)     1

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Financials – 5.48%
Arthur J Gallagher & Co.	125,800	$7,283,820
AXA	79,862	2,315,564
Bank Rakyat Indonesia Persero	1,369,598	1,557,027
BB&T	159,100	7,332,919
ING Groep	125,874	2,234,363
Mitsubishi UFJ Financial Group	463,700	2,825,581
Nordea Bank	217,049	2,922,282
Prudential Financial	9,800	1,000,384
Standard Chartered †	192,577	1,918,119
UniCredit †	88,625	1,807,316
Wells Fargo & Co.	141,800	7,241,726
		38,439,101
Healthcare – 9.78%
Abbott Laboratories	124,000	6,316,560
AbbVie	84,400	6,355,320
Amgen	21,600	3,839,832
AstraZeneca ADR	251,100	7,490,313
Brookdale Senior Living †	854,200	10,361,446
Cardinal Health	74,100	4,998,786
Johnson & Johnson	37,200	4,924,164
Koninklijke Philips	61,005	2,313,550
Merck & Co.	116,700	7,452,462
Novartis	27,357	2,306,391
Pfizer	256,538	8,701,769
Sanofi	26,168	2,551,389
Teva Pharmaceutical Industries ADR	61,782	979,862
		68,591,844
Healthcare REITs – 0.80%
HCP	106,400	3,171,784
Healthcare Realty Trust	17,800	592,384
MedEquities Realty Trust	56,000	642,320
Welltower	16,100	1,178,842
		5,585,330
Hotel REITs - 0.56%
MGM Growth Properties	100,900	3,087,540
Sunstone Hotel Investors	54,400	859,520
		3,947,060
Industrials – 5.18%
ABB ADR	208,200	4,826,076
Deutsche Post	58,696	2,437,377
East Japan Railway	23,146	2,124,838

2      NQ-129 [8/17] 10/17 (274077)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Industrials (continued)
ITOCHU	169,589	$2,769,318
Lockheed Martin	16,200	4,947,318
Meggitt	216,309	1,448,892
MINEBEA MITSUMI	76,600	1,259,124
Rexel	45,860	685,543
Teleperformance	12,802	1,761,005
United Technologies	31,900	3,819,068
Vinci	30,252	2,783,469
Waste Management	96,700	7,456,537
		36,318,565
Information Technology – 5.27%
CA	225,964	7,497,485
Canon ADR	140,500	4,932,955
Cisco Systems	233,500	7,521,035
Intel	211,800	7,427,826
Microsoft	69,109	5,167,280
Playtech	141,063	1,733,709
Samsung Electronics	1,290	2,655,480
		36,935,770
Information Technology REITs – 0.76%
Crown Castle International	23,200	2,515,808
Equinix	6,000	2,810,460
		5,326,268
Mall REITs – 1.07%
GGP	173,200	3,593,900
Simon Property Group	21,863	3,429,212
Taubman Centers	9,000	470,160
		7,493,272
Manufactured Housing REITs – 0.30%
Equity LifeStyle Properties	16,627	1,482,297
Sun Communities	6,600	596,046
		2,078,343
Materials – 1.27%
Dow Chemical	113,800	7,584,770
Rio Tinto	27,827	1,351,602
		8,936,372
Multifamily REITs – 1.85%
American Homes 4 Rent	82,390	1,825,762
Apartment Investment & Management	28,000	1,269,240
Equity Residential	136,310	9,153,217

NQ-129 [8/17] 10/17 (274077)      3

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Multifamily REITs (continued)
UDR	19,300	$749,226
		12,997,445
Office REITs – 0.93%
Easterly Government Properties	105,700	2,120,342
Empire State Realty Trust	68,600	1,396,010
Equity Commonwealth †	50,500	1,562,470
Mack-Cali Realty	21,500	492,135
VEREIT	112,400	948,656
		6,519,613
Shopping Center REITs – 1.47%
Brixmor Property Group	220,500	4,127,760
Kimco Realty	77,600	1,522,512
Retail Properties of America	65,600	874,448
Urban Edge Properties	64,800	1,629,720
Washington Prime Group	66,200	552,770
Weingarten Realty Investors	49,100	1,573,164
		10,280,374
Specialty REITs – 0.50%
Invitation Homes	57,700	1,335,178
Safety Income and Growth †	108,900	2,139,885
		3,475,063
Telecommunication Services – 3.07%
AT&T	225,500	8,447,230
Century Communications =†	1,625,000	0
Mobile TeleSystems ADR	69,299	692,297
Nippon Telegraph & Telephone	56,474	2,811,523
Tele2 Class B	100,109	1,165,762
Verizon Communications	176,000	8,442,720
		21,559,532
Utilities – 1.26%
Edison International	45,500	3,648,190
National Grid	21,458	270,454
National Grid ADR	77,208	4,928,187
		8,846,831
Total Common Stock (cost $370,404,967)		390,721,576

Exchange-Traded Funds – 1.64%
ProShares Short High Yield †	72,000	1,674,720
SPDR Gold Shares †	43,500	5,473,170
VanEck Vectors High-Yield Municipal Index ETF	138,600	4,353,426
Total Exchange-Traded Funds (cost $11,412,539)		11,501,316

4      NQ-129 [8/17] 10/17 (274077)

(Unaudited)

	Number of shares	Value (US $)
Limited Partnerships – 0.70%
Merion Champion’s Walk =Π†	2,527,729	$2,401,343
Merion Countryside =Π†	2,249,100	2,468,387
Total Limited Partnerships (cost $4,517,535)		4,869,730

Master Limited Partnerships – 0.58%
Blackstone Group	85,300	2,791,869
Valero Energy Partners	29,700	1,293,435
Total Master Limited Partnerships (cost $3,702,053)		4,085,304

Convertible Preferred Stock – 2.08%
A Schulman 6.00% exercise price $52.33ψ	1,428	1,162,492
AMG Capital Trust II 5.15% exercise price $200.00,
maturity date 10/15/37	43,948	2,678,081
Bank of America 7.25% exercise price $50.00ψ	1,335	1,759,530
El Paso Energy Capital Trust I 4.75% exercise price
$50.00, maturity date 3/31/28	49,900	2,454,456
Huntington Bancshares 8.50% exercise price $11.95ψ	1,437	2,067,125
Wells Fargo & Co. 7.50% exercise price $156.71ψ	1,989	2,647,359
Welltower 6.50% exercise price $57.42ψ	27,700	1,832,355
Total Convertible Preferred Stock (cost $13,552,462)		14,601,398

	Principal amount°
Commercial Mortgage-Backed Security – 0.08%
JPMBB Commercial Mortgage Securities Trust
Series 2015-C33 A4 3.77% 12/15/48	500,000	534,575
Total Commercial Mortgage-Backed Security (cost $528,066)		534,575

Convertible Bonds – 9.81%
Capital Goods – 0.93%
Aerojet Rocketdyne Holdings
144A 2.25% exercise price $26.00, maturity date
12/15/23 #	1,222,000	1,593,946
Kaman
144A 3.25% exercise price $65.26, maturity date
5/1/24 #	1,800,000	1,848,375
SolarCity
1.625% exercise price $759.35, maturity date 11/1/19	3,249,000	3,102,795
		6,545,116
Communications – 1.36%
Alaska Communications Systems Group
6.25% exercise price $10.28, maturity date 5/1/18	1,017,000	1,047,510

NQ-129 [8/17] 10/17 (274077)     5

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Communications (continued)
Clearwire Communications
144A 8.25% exercise price $7.08, maturity date
12/1/40 #	2,668,000	$2,724,695
DISH Network
144A 2.375% exercise price $82.22, maturity date
3/15/24 #	2,480,000	2,515,650
3.375% exercise price $65.18, maturity date 8/15/26	736,000	856,520
Liberty Interactive
144A 1.75% exercise price $341.10, maturity date
9/30/46 #	1,533,000	1,946,910
Liberty Media
2.25% exercise price $104.55, maturity date 9/30/46	420,000	448,875
		9,540,160
Consumer Cyclical – 0.12%
Huron Consulting Group
1.25% exercise price $79.89, maturity date 10/1/19	875,000	812,109
		812,109
Consumer Non-Cyclical – 1.53%
Brookdale Senior Living
2.75% exercise price $29.33, maturity date 6/15/18	3,305,000	3,300,869
Hologic
2.00% exercise price $31.18, maturity date 3/1/42 ϕ	913,000	1,170,352
Neurocrine Biosciences
144A 2.25% exercise price $75.92, maturity date
5/15/24 #	1,323,000	1,446,204
Spectrum Pharmaceuticals
2.75% exercise price $10.53, maturity date 12/15/18	1,036,000	1,180,393
Vector Group
1.75% exercise price $23.46, maturity date 4/15/20 ●	2,566,000	2,938,070
2.50% exercise price $15.22, maturity date 1/15/19 ●	481,000	701,057
		10,736,945
Energy – 0.35%
Helix Energy Solutions Group
4.25% exercise price $13.89, maturity date 5/1/22	2,574,000	2,490,345
		2,490,345
Financials – 1.59%
Ares Capital
144A 3.75% exercise price $19.39, maturity date
2/1/22 #	1,836,000	1,858,950
Blackhawk Network Holdings
1.50% exercise price $49.83, maturity date 1/15/22	2,260,000	2,572,163

6     NQ-129 [8/17] 10/17 (274077)

(Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Financials (continued)
GAIN Capital Holdings
144A 5.00% exercise price $8.20, maturity date
8/15/22 #	2,116,000	$2,159,643
Jefferies Group
3.875% exercise price $43.72, maturity date 11/1/29	2,284,000	2,292,565
New Mountain Finance
5.00% exercise price $15.80, maturity date 6/15/19	2,166,000	2,241,810
		11,125,131
Industrials – 0.74%
Chart Industries
2.00% exercise price $69.03, maturity date 8/1/18	2,538,000	2,530,069
General Cable
4.50% exercise price $31.01, maturity date 11/15/29 ϕ	3,207,000	2,695,884
		5,225,953
Real Estate Investment Trusts – 1.20%
Blackstone Mortgage Trust
4.375% exercise price $35.67, maturity date 5/5/22	1,588,000	1,604,873
5.25% exercise price $27.67, maturity date 12/1/18	1,994,000	2,281,884
Spirit Realty Capital
3.75% exercise price $12.98, maturity date 5/15/21	2,499,000	2,533,374
VEREIT
3.75% exercise price $14.99, maturity date 12/15/20	1,908,000	1,978,367
		8,398,498
Technology – 1.99%
Cardtronics
1.00% exercise price $52.35, maturity date 12/1/20	2,368,000	2,197,800
Ciena
3.75% exercise price $20.17, maturity date 10/15/18	1,154,000	1,400,667
Electronics For Imaging
0.75% exercise price $52.72, maturity date 9/1/19	1,673,000	1,621,764
Knowles
3.25% exercise price $18.43, maturity date 11/1/21	1,356,000	1,496,685
Nuance Communications
2.75% exercise price $32.30, maturity date 11/1/31	2,428,000	2,437,105
PROS Holdings
2.00% exercise price $33.79, maturity date 12/1/19	2,139,000	2,241,939
Verint Systems
1.50% exercise price $64.46, maturity date 6/1/21	2,646,000	2,553,390
		13,949,350
Total Convertible Bonds (cost $66,292,710)		68,823,607

NQ-129 [8/17] 10/17 (274077)     7

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 15.92%
Banking – 2.05%
Ally Financial 5.75% 11/20/25	548,000	$593,731
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #	1,000,000	1,047,500
Bank of America 4.183% 11/25/27	880,000	913,069
Bank of New York Mellon 2.661% 5/16/23 µ	880,000	889,636
Credit Suisse Group 144A 6.25%#µψ	560,000	594,938
Fifth Third Bancorp 2.60% 6/15/22	880,000	886,139
Goldman Sachs Group 6.00% 6/15/20	880,000	971,330
JPMorgan Chase & Co. 6.75%µψ	700,000	800,625
Lloyds Banking Group 7.50%µψ	415,000	463,845
Morgan Stanley 5.00% 11/24/25	800,000	882,033
PNC Financial Services Group 5.00%µψ	700,000	733,250
Popular 7.00% 7/1/19	405,000	426,364
Royal Bank of Scotland Group
3.875% 9/12/23	880,000	902,132
8.625%µψ	720,000	799,200
State Street 2.653% 5/15/23 µ	880,000	892,376
SunTrust Bank 2.45% 8/1/22	880,000	884,450
UBS Group 6.875%µψ	720,000	791,100
Wells Fargo & Co. 2.541% (US0003M + 1.23%) 10/31/23 ●	880,000	899,580
		14,371,298
Basic Industry – 1.87%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	700,000	769,510
BMC East 144A 5.50% 10/1/24 #	318,000	332,310
Boise Cascade 144A 5.625% 9/1/24 #	585,000	615,713
Builders FirstSource
144A 5.625% 9/1/24 #	240,000	251,700
144A 10.75% 8/15/23 #	498,000	570,210
Cemex 144A 7.75% 4/16/26 #	835,000	961,294
Cemex Finance 144A 6.00% 4/1/24 #	230,000	244,099
Chemours 5.375% 5/15/27	479,000	500,555
Cleveland Cliffs 144A 5.75% 3/1/25 #	276,000	270,935
FMG Resources August 2006 144A 5.125% 5/15/24 #	281,000	292,591
Freeport-McMoRan 6.875% 2/15/23	714,000	777,367
Hudbay Minerals
144A 7.25% 1/15/23 #	55,000	59,400
144A 7.625% 1/15/25 #	470,000	520,525
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	198,000	224,483
Koppers 144A 6.00% 2/15/25 #	576,000	612,000
Kraton Polymers 144A 7.00% 4/15/25 #	378,000	408,240
NCI Building Systems 144A 8.25% 1/15/23 #	405,000	435,881
New Gold 144A 6.25% 11/15/22 #	185,000	192,400
NOVA Chemicals 144A 5.25% 6/1/27 #	230,000	230,000

8     NQ-129 [8/17] 10/17 (274077)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Novelis 144A 6.25% 8/15/24 #	647,000	$685,011
Olin 5.125% 9/15/27	562,000	583,075
Steel Dynamics 5.00% 12/15/26	465,000	492,900
Summit Materials
6.125% 7/15/23	557,000	586,243
8.50% 4/15/22	120,000	135,900
US Concrete 6.375% 6/1/24	475,000	515,375
Vale Overseas 6.25% 8/10/26	1,000,000	1,136,000
Zekelman Industries 144A 9.875% 6/15/23 #	645,000	724,013
		13,127,730
Capital Goods – 0.60%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	675,000	718,031
BWAY Holding
144A 5.50% 4/15/24 #	521,000	545,096
144A 7.25% 4/15/25 #	415,000	424,856
Siemens Financieringsmaatschappij 144A
3.125% 3/16/24 #	880,000	908,219
St. Marys Cement Canada 144A 5.75% 1/28/27 #	955,000	1,009,913
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #	240,000	267,600
TransDigm 6.375% 6/15/26	332,000	342,375
		4,216,090
Consumer Cyclical – 0.99%
AMC Entertainment Holdings 6.125% 5/15/27	539,000	507,334
American Tire Distributors 144A 10.25% 3/1/22 #	221,000	229,287
Arch Merger 144A 8.50% 9/15/25 #	593,000	579,657
Boyd Gaming 6.375% 4/1/26	622,000	677,203
Ford Motor Credit 3.096% 5/4/23	880,000	875,788
JC Penney 8.125% 10/1/19	157,000	169,560
Landry’s 144A 6.75% 10/15/24 #	539,000	547,085
MGM Resorts International 4.625% 9/1/26	562,000	574,639
Mohegan Gaming & Entertainment 144A
7.875% 10/15/24 #	751,000	791,366
Penn National Gaming 144A 5.625% 1/15/27 #	507,000	527,280
Penske Automotive Group 5.50% 5/15/26	779,000	788,737
Rite Aid 144A 6.125% 4/1/23 #	217,000	214,016
Scientific Games International 10.00% 12/1/22	382,000	426,407
		6,908,359
Consumer Non-Cyclical – 1.02%
Becton Dickinson 3.363% 6/6/24	880,000	892,062
Cott Holdings 144A 5.50% 4/1/25 #	627,000	659,134
Dean Foods 144A 6.50% 3/15/23 #	640,000	652,800
ESAL 144A 6.25% 2/5/23 #	1,000,000	973,000

NQ-129 [8/17] 10/17 (274077)     9

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
JBS USA 144A 5.75% 6/15/25 #	548,000	$554,850
Pernod Ricard 144A 4.45% 1/15/22 #	800,000	863,023
Post Holdings
144A 5.00% 8/15/26 #	286,000	286,715
144A 5.75% 3/1/27 #	284,000	295,360
Shire Acquisitions Investments Ireland 2.875% 9/23/23	880,000	876,633
Tempur Sealy International 5.50% 6/15/26	189,000	195,549
Thermo Fisher Scientific 3.00% 4/15/23	880,000	899,427
		7,148,553
Energy – 2.64%
Alta Mesa Holdings 144A 7.875% 12/15/24 #	553,000	595,857
AmeriGas Partners 5.875% 8/20/26	594,000	608,850
Andeavor Logistics 5.25% 1/15/25	461,000	490,389
Antero Resources 5.625% 6/1/23	331,000	338,447
Cheniere Corpus Christi Holdings
144A 5.125% 6/30/27 #	23,000	23,863
5.875% 3/31/25	318,000	343,043
7.00% 6/30/24	235,000	268,487
Chesapeake Energy
144A 8.00% 12/15/22 #	163,000	169,113
144A 8.00% 1/15/25 #	175,000	169,313
Crestwood Midstream Partners 5.75% 4/1/25	484,000	491,865
Ecopetrol 7.375% 9/18/43	500,000	564,250
Genesis Energy 6.75% 8/1/22	662,000	673,585
Gulfport Energy 6.625% 5/1/23	590,000	590,000
Halcon Resources 144A 6.75% 2/15/25 #	299,000	301,990
Hilcorp Energy I
144A 5.00% 12/1/24 #	250,000	237,500
144A 5.75% 10/1/25 #	182,000	176,540
Laredo Petroleum 6.25% 3/15/23	594,000	610,335
MPLX 4.875% 12/1/24	880,000	948,883
Murphy Oil 6.875% 8/15/24	700,000	741,125
Murphy Oil USA 5.625% 5/1/27	479,000	514,925
Newfield Exploration 5.375% 1/1/26	493,000	517,650
NuStar Logistics 5.625% 4/28/27	493,000	523,813
Oasis Petroleum 6.875% 3/15/22	304,000	297,920
ONEOK 7.50% 9/1/23	745,000	897,129
Petrobras Global Finance 7.25% 3/17/44	400,000	414,500
Petroleos Mexicanos
6.75% 9/21/47	750,000	804,975
144A 6.75% 9/21/47 #	60,000	64,009
QEP Resources 6.875% 3/1/21	696,000	725,580

10     NQ-129 [8/17] 10/17 (274077)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Raizen Fuels Finance 144A 5.30% 1/20/27 #	900,000	$947,250
Regency Energy Partners 5.875% 3/1/22	880,000	976,621
Sabine Pass Liquefaction 5.75% 5/15/24	800,000	890,918
Southwestern Energy
4.10% 3/15/22	281,000	260,627
6.70% 1/23/25	557,000	545,860
Targa Resources Partners 144A 5.375% 2/1/27 #	442,000	459,680
Transocean 144A 9.00% 7/15/23 #	498,000	532,860
Transocean Proteus 144A 6.25% 12/1/24 #	241,300	253,968
WildHorse Resource Development 144A 6.875% 2/1/25 #	571,000	562,435
		18,534,155
Financials – 0.53%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	440,000	477,400
Air Lease 3.625% 4/1/27	880,000	888,259
E*TRADE Financial 5.875%µΨ	530,000	565,775
International Lease Finance 8.625% 1/15/22	750,000	925,496
Jefferies Group 5.125% 1/20/23	800,000	882,005
		3,738,935
Healthcare – 1.01%
Air Medical Group Holdings 144A 6.375% 5/15/23 #	709,000	671,777
Change Healthcare Holdings 144A 5.75% 3/1/25 #	585,000	604,013
CHS 6.25% 3/31/23	230,000	232,587
DaVita 5.00% 5/1/25	539,000	547,786
HCA
5.375% 2/1/25	889,000	940,117
5.875% 2/15/26	309,000	334,106
7.58% 9/15/25	219,000	255,135
HealthSouth
5.75% 11/1/24	580,000	598,850
5.75% 9/15/25	244,000	254,980
Hill-Rom Holdings
144A 5.00% 2/15/25 #	217,000	223,510
144A 5.75% 9/1/23 #	272,000	287,640
inVentiv Group Holdings 144A 7.50% 10/1/24 #	163,000	180,930
Mallinckrodt International Finance
144A 5.50% 4/15/25 #	92,000	86,480
144A 5.625% 10/15/23 #	170,000	163,625
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	673,000	723,475
Tenet Healthcare
144A 5.125% 5/1/25 #	410,000	413,567

NQ-129 [8/17] 10/17 (274077)     11

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Tenet Healthcare
8.00% 8/1/20	176,000	$178,605
8.125% 4/1/22	336,000	353,640
		7,050,823
Insurance – 0.38%
HUB International 144A 7.875% 10/1/21 #	811,000	845,224
Nuveen Finance 144A 4.125% 11/1/24 #	880,000	937,681
USIS Merger Sub 144A 6.875% 5/1/25 #	843,000	860,914
		2,643,819
Media – 1.10%
CCO Holdings
144A 5.50% 5/1/26 #	41,000	42,845
144A 5.75% 2/15/26 #	203,000	215,117
144A 5.875% 5/1/27 #	659,000	701,835
Cequel Communications Holdings I 144A 7.75% 7/15/25 #	465,000	515,569
CSC Holdings 144A 10.875% 10/15/25 #	760,000	936,700
DISH DBS 7.75% 7/1/26	492,000	578,715
Gray Television 144A 5.875% 7/15/26 #	613,000	632,923
Lamar Media 5.75% 2/1/26	453,000	490,373
Nexstar Broadcasting 144A 5.625% 8/1/24 #	746,000	773,975
Radiate Holdco 144A 6.625% 2/15/25 #	562,000	557,083
SFR Group 144A 7.375% 5/1/26 #	710,000	769,477
Sinclair Television Group 144A 5.125% 2/15/27 #	557,000	543,075
Sirius XM Radio 144A 5.375% 4/15/25 #	461,000	488,476
Tribune Media 5.875% 7/15/22	433,000	451,403
		7,697,566
Real Estate Investment Trusts – 0.53%
American Tower 4.00% 6/1/25	800,000	839,509
ESH Hospitality 144A 5.25% 5/1/25 #	424,000	437,780
GEO Group
5.875% 1/15/22	1,500,000	1,565,625
6.00% 4/15/26	336,000	347,760
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	488,000	517,280
		3,707,954
Services - 0.63%
Advanced Disposal Services 144A 5.625% 11/15/24 #	544,000	567,120
Avis Budget Car Rental 144A 6.375% 4/1/24 #	244,000	250,710
Covanta Holding 5.875% 7/1/25	548,000	545,260
Herc Rentals 144A 7.75% 6/1/24 #	547,000	601,700
KAR Auction Services 144A 5.125% 6/1/25 #	240,000	248,808
Prime Security Services Borrower 144A 9.25% 5/15/23 #	1,046,000	1,158,445
Team Health Holdings 144A 6.375% 2/1/25 #	424,000	410,284

12    NQ-129 [8/17] 10/17 (274077)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
United Rentals North America 5.50% 5/15/27	613,000	$651,313
		4,433,640
Technology & Electronics – 0.33%
CDK Global 5.00% 10/15/24	161,000	172,399
CDW Finance 5.00% 9/1/25	281,000	294,347
Entegris 144A 6.00% 4/1/22 #	387,000	403,931
Infor US 6.50% 5/15/22	447,000	458,175
Sensata Technologies UK Financing 144A
6.25% 2/15/26 #	285,000	312,787
Solera 144A 10.50% 3/1/24 #	313,000	357,994
Symantec 144A 5.00% 4/15/25 #	305,000	320,159
		2,319,792
Telecommunications – 1.41%
AT&T 3.90% 8/14/27	880,000	891,021
CenturyLink 6.75% 12/1/23	410,000	420,250
Cincinnati Bell 144A 7.00% 7/15/24 #	428,000	424,790
Crown Castle International 5.25% 1/15/23	880,000	982,657
CyrusOne 144A 5.375% 3/15/27 #	498,000	527,880
Digicel Group 144A 7.125% 4/1/22 #	1,250,000	1,112,500
Level 3 Financing 5.375% 5/1/25	428,000	440,840
Millicom International Cellular 144A 6.00% 3/15/25 #	1,000,000	1,067,530
Myriad International Holdings 144A 4.85% 7/6/27 #	635,000	666,433
Sprint
7.125% 6/15/24	742,000	817,127
7.875% 9/15/23	10,000	11,451
Telecom Italia 144A 5.303% 5/30/24 #	200,000	217,250
T-Mobile USA
6.375% 3/1/25	166,000	179,176
6.50% 1/15/26	180,000	199,800
Uniti Group 144A 7.125% 12/15/24 #	433,000	403,924
Wind Acquisition Finance 144A 7.375% 4/23/21 #	840,000	873,890
Zayo Group 6.375% 5/15/25	627,000	676,182
		9,912,701
Transportation – 0.09%
XPO Logistics 144A 6.125% 9/1/23 #	603,000	631,643
		631,643
Utilities – 0.74%
AES 6.00% 5/15/26	88,000	94,380
Ameren 3.65% 2/15/26	145,000	151,008
Calpine 5.75% 1/15/25	230,000	212,750
DTE Energy 2.85% 10/1/26	880,000	856,640

NQ-129 [8/17] 10/17 (274077)      13

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Dynegy
7.375% 11/1/22	290,000	$300,875
144A 8.00% 1/15/25 #	184,000	190,670
Emera 6.75% 6/15/76 µ	500,000	572,997
Enel 144A 8.75% 9/24/73 #µ	200,000	242,250
Enel Finance International 144A 3.625% 5/25/27 #	880,000	892,763
Exelon 3.497% 6/1/22	880,000	913,216
National Rural Utilities Cooperative Finance
5.25% 4/20/46 µ	700,000	749,065
		5,176,614
Total Corporate Bonds (cost $108,699,949)		111,619,672

Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income Pass Auction Through Trust
Series 2007-C 144A 0.00% 1/15/87 #⧫=	1,300,000	0
Total Leveraged Non-Recourse Security (cost $1,105,000)		0

Municipal Bonds – 4.28%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Revenue
(City Center Refunding Project) 144A 5.00% 5/1/42 #	500,000	539,315
Arizona Industrial Development Authority
(American Charter Schools Foundation Project) 144A
6.00% 7/1/47 #	1,000,000	1,072,040
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	1,250,000	1,199,400
Series A-2 6.00% 6/1/42	1,000,000	960,950
Series A-2 6.50% 6/1/47	250,000	249,965
California State
(Various Purposes) 5.00% 11/1/43	1,000,000	1,170,040
California Statewide Communities Development Authority
(California Baptist University) Series A 6.375% 11/1/43	1,000,000	1,140,310
City of Apple Valley, Minnesota
(Minnesota Senior Living Project) Series 2016 D 7.25%
1/1/52	1,000,000	992,350
City of Chicago, Illinois
(General Obligation Bonds Project) Series 2005D 5.50%
1/1/40	1,000,000	1,081,260
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) Series A 5.25% 1/1/45	1,250,000	1,344,813

14    NQ-129 [8/17] 10/17 (274077)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Conley Road Transportation Development District,
Missouri
5.375% 5/1/47	500,000	$507,930
Cuyahoga County, Ohio
(Metrohealth System)
5.00% 2/15/57	1,000,000	1,063,460
Series 2017 5.50% 2/15/57	1,000,000	1,116,250
Dallas/Fort Worth International Airport, Texas
Series H 5.00% 11/1/42 (AMT)	1,000,000	1,106,870
Dominion Water & Sanitation District, Colorado
6.00% 12/1/46	1,000,000	1,042,670
Golden State, California Tobacco Securitization Settlement
Revenue
(Asset-Backed Senior Notes) Series A-1 5.125% 6/1/47	1,000,000	995,980
Illinois State
Series A 5.00% 4/1/38	100,000	103,388
Los Angeles, California Department of Water & Power
System Revenue
(SPA - Barclays Bank) Subordinate Series B-3 0.63%
7/1/34 ¤	600,000	600,000
Lower Alabama Gas District
Series 2016 A 5.00% 9/1/46	1,000,000	1,242,370
Mississippi Business Finance Commission
(Chevron USA) Series G 0.76% 11/1/35 ¤	450,000	450,000
M-S-R Energy Authority, California
Series 2009 C 6.50% 11/1/39	1,000,000	1,444,120
New Jersey Transportation Trust Fund Authority
(Transportation Program Bonds) Series AA 5.00%
6/15/44	1,000,000	1,064,380
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	1,000,000	1,281,380
(World Trade Center Project) Class 1-3 144A 5.00%
11/15/44 #	1,000,000	1,089,500
New York State Thruway Authority
Series J 5.00% 1/1/41	1,000,000	1,127,450
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	65,000	78,721
Series A 7.50% 6/1/49	325,000	397,192
Public Authority for Colorado Energy Natural Gas Revenue
Series 2008 6.50% 11/15/38	1,000,000	1,429,350
Public Finance Authority, Wisconsin
(Marys Woods at Marylhurst Project) Series 2017 A 144A
5.25% 5/15/47 #	1,000,000	1,071,390

NQ-129 [8/17] 10/17 (274077)      15

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	1,000,000	$1,221,180
Tobacco Settlement Financing, New Jersey
Series 1A 5.00% 6/1/41	1,000,000	971,630
Utility Debt Securitization Authority, New York
(Restructuring) Series TE 5.00% 12/15/41	750,000	874,605
Total Municipal Bonds (cost $28,346,195)		30,030,259

Regional Bond – 0.07%Δ
Argentina - 0.07%
Provincia de Cordoba 144A 7.125% 8/1/27 #	500,000	515,700
Total Regional Bond (cost $492,500)		515,700

Loan Agreements – 0.29%
Applied Systems 2nd Lien 7.796% (US0003M + 6.50%)
1/23/22 ●	895,037	906,038
Kronos 2nd Lien 9.561% (US0003M + 8.25%) 11/1/24 ●	570,000	589,594
Russell Investments US Institutional Holdco Tranche B
1st Lien 5.49% (US0003M + 4.25%) 6/1/23 ●	559,728	565,850
Total Loan Agreements (cost $1,955,520)		2,061,482

Sovereign Bonds – 0.58%Δ
Indonesia – 0.58%
Indonesia Government International Bond
144A 5.125% 1/15/45 #	1,500,000	1,650,631
144A 6.75% 1/15/44 #	1,800,000	2,398,718
Total Sovereign Bonds (cost $3,659,250)		4,049,349

US Treasury Obligations – 2.41%
US Treasury Notes
1.875% 7/31/22	3,890,000	3,919,479
2.25% 8/15/27	12,810,000	12,957,365
Total US Treasury Obligations (cost $16,709,725)		16,876,844

	Number of shares
Preferred Stock – 1.10%
Bank of America 6.50% µ	595,000	671,606
Colony NorthStar 8.50%	32,800	843,944
Federal Home Loan Mortgage 6.02%	40,000	200,800
General Electric 5.00% µ	700,000	740,250
GMAC Capital Trust I 7.10%(US0003M + 5.785%) ●	17,000	444,040
LaSalle Hotel Properties 6.375%	46,295	1,184,921

16     NQ-129 [8/17] 10/17 (274077)

(Unaudited)

	Number of shares	Value (U.S. $)
Preferred Stock (continued)
Sabra Health Care REIT 7.125%	41,681	$1,072,035
Taubman Centers 6.50%	68,477	1,735,892
Vornado Realty Trust 6.625%	33,314	848,174
Total Preferred Stock (cost $8,362,659)		7,741,662

Warrant – 0.00%
Wheeler Real Estate Investment Trust strike price $5.50,
expiration date 4/29/19 †	43,188	2,855
Total Warrant (cost $358)		2,855

	Principal amount°
Short-Term Investments – 3.82%
Discount Note – 0.44%≠
Federal Home Loan Bank 1.005% 9/21/17	3,039,786	3,038,115
		3,038,115
Repurchase Agreements – 3.38%
Bank of America Merrill Lynch
0.98%, dated 8/31/17, to be repurchased on 9/1/17,
repurchase price $5,228,249 (collateralized by US
government obligations 2.875% 11/15/46; market value
$5,332,672)	5,228,107	5,228,107
Bank of Montreal
0.92%, dated 8/31/17, to be repurchased on 9/1/17,
repurchase price $11,763,542 (collateralized by US
government obligations 0.00%-2.50%
4/30/18-2/15/40; market value $11,998,508)	11,763,241	11,763,241
BNP Paribas
1.02%, dated 8/31/17, to be repurchased on 9/1/17,
repurchase price $6,732,843 (collateralized by US
government obligations 0.00%-3.375%
2/15/19-5/15/46; market value $6,867,305)	6,732,652	6,732,652
		23,724,000
Total Short-Term Investments (cost $26,762,089)		26,762,115

Total Value of Securities Before Securities
Sold Short – 99.07%
(cost $666,503,577)		694,797,444

	Number of shares
Security Sold Short – (0.52%)
iShares Russell 2000 Value ETF	(31,800)	(3,694,524)
Total Security Sold Short
(proceeds $3,682,890)		(3,694,524)

Total Value of Securities – 98.55%
(cost $662,820,687)		$691,102,920
Receivables and Other Assets Net of Liabilities – 1.45%★		10,194,267
Net Assets Applicable to 49,108,830 Shares Outstanding – 100.00%		$701,297,187

NQ-129 [8/17] 10/17 (274077)     17

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2017, the aggregate value of Rule 144A securities was $75,507,918, which represents 10.77% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
★	Includes $3,268,811 cash collateral for futures and swap contracts as of Aug. 31, 2017.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Aug. 31, 2017.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The interest rate shown reflects the fixed rate in effect at Aug. 31, 2017. Interest rate will reset at a future date.
Π	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At Aug. 31, 2017, the aggregate value of restricted securities was $4,869,730, which represented 0.70% of the Fund’s net assets. See table below for additional details on restricted securities.
Ψ	No contractual maturity date.
†	Non-income producing security.
●	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at Aug. 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Aug. 31, 2017.

18     NQ-129 [8/17] 10/17 (274077)

(Unaudited)

Restricted Securities

Investment	Date of Acquisition	Cost	Value
Merion Countryside	5/11/16	$1,826,721	$2,283,258
Merion Countryside	4/7/17	163,086	185,129
Merion Champion’s Walk	4/7/17	2,527,729	2,401,343
Total		$4,517,536	$4,869,730

The following foreign currency exchange contracts, futures contracts and swap contract were outstanding at Aug. 31, 2017:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	CAD	307,335	USD	(246,041)	9/6/17	$85	$—
BNYM	JPY	(2,910,623)	USD	26,400	9/1/17	—	(77)
Total Foreign Currency Exchange Contracts						$85	$(77)

Futures Contracts

		Notional			Value/
		Cost	Notional	Expiration	Unrealized
Contracts to Buy (Sell)		(Proceeds)	Amount	Date	Depreciation
(100)	E-mini S&P 500 Index	$(12,131,217)	$(12,350,500)	9/18/17	$(219,283)
(20)	Euro-Bund	(3,926,751)	(3,930,390)	9/8/17	(3,639)
Total Futures Contracts		$(16,057,968)			$(222,922)

Swap Contracts

CDS Contracts1

Counterparty/			Upfront
Reference Obligation/		Annual	Payments
Termination Date/	Notional	Protection	Paid		Unrealized
Payment Frequency	Amount[2]	Payments	(Received)	Value	Depreciation[3]
Centrally Cleared/
Protection Purchased:
ICE -
CDX.NA.HY.28[4]
6/20/22-
Quarterly	25,000,000	5.00%	$(1,595,473)	$(1,816,226)	$(220,753)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The values and foreign currency exchange contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

NQ-129 [8/17] 10/17 (274077)     19

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

1A Credit Default Swap (CDS) contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.
2Notional amount shown is stated in US dollars unless noted that the swap is denominated in another currency.
3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(258,203).
4Markit’s CDX.NA.HY Index is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of abbreviations:
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
BNYM – BNY Mellon
CAD – Canadian Dollar
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
ETF – Exchange-Traded Fund
ICE LIBOR – Intercontinental Exchange London Interbank Offered Rate
JPY – Japanese Yen
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
MSCI – Morgan Stanley Capital Index
REIT – Real Estate Investment Trust
SPA – Standard Purchase Agreement
SPDR – S&P Depository Receipts
S&P – Standard & Poor’s
USD – US Dollar
US0003M – ICE LIBOR USD 3 Month
USSW5 – USD Swap Semi 30/360 5 Year

See accompanying notes.

20     NQ-129 [8/17] 10/17 (274077)

Notes
Delaware Wealth Builder Fund	August 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Equity Funds V (Trust) – Delaware Wealth Builder Fund. This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Other debt securities and credit default swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

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2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Consumer Discretionary	$17,121,785	$14,088,270	$—	$31,210,055
Consumer Staples	34,921,621	5,916,070	—	40,837,691
Diversified REITs	1,406,384	—	—	1,406,384
Energy	38,305,117	1,631,546	—	39,936,663
Financials	22,858,849	15,580,252	—	38,439,101
Healthcare	61,420,514	7,171,330	—	68,591,844
Healthcare REITs	5,585,330	—	—	5,585,330
Hotel REITs	3,947,060	—	—	3,947,060
Industrials	21,048,999	15,269,566	—	36,318,565
Information Technology	32,546,581	4,389,189	—	36,935,770
Information Technology REITs	5,326,268	—	—	5,326,268
Mall REITs	7,493,272	—	—	7,493,272
Manufactured Housing REITs	2,078,343	—	—	2,078,343
Materials	7,584,770	1,351,602	—	8,936,372
Multifamily REITs	12,997,445	—	—	12,997,445
Office REITs	6,519,613	—	—	6,519,613
Shopping Center REITs	10,280,374	—	—	10,280,374
Specialty REITs	3,475,063	—	—	3,475,063
Telecommunication Services	17,582,247	3,977,285	—	21,559,532
Utilities	8,576,377	270,454	—	8,846,831
Exchange-Traded Funds	11,501,316	—	—	11,501,316
Limited Partnerships	—	—	4,869,730	4,869,730
Master Limited Partnerships	4,085,304	—	—	4,085,304
Convertible Preferred Stock[1]	6,861,345	7,740,053	—	14,601,398
Commercial Mortgage-Backed Security	—	534,575	—	534,575
Corporate Debt	—	180,443,279	—	180,443,279
Leveraged Non-Recourse Security	—	—	—	—
Municipal Bonds	—	30,030,259	—	30,030,259
Loan Agreements	—	2,061,482	—	2,061,482
Foreign Debt	—	4,565,049	—	4,565,049
US Treasury Obligations	—	16,876,844	—	16,876,844
Preferred Stock[1]	6,129,006	1,612,656	—	7,741,662
Warrant	2,855	—	—	2,855
Short-Term Investments	—	26,762,115	—	26,762,115
Liabilities:
Security Sold Short	(3,694,524)	—	—	(3,694,524)
Total Value of Securities	$345,961,314	$340,271,876	$4,869,730	$691,102,920

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	Level 1	Level 2	Level 3	Total
Derivatives
Assets:
Foreign Currency Exchange Contracts	$—	$85	$—	$85
Liabilities:
Foreign Currency Exchange Contracts	$—	$(77)	$—	$(77)
Futures Contracts	(222,922)	—	—	(222,922)
Swap Contracts	—	(220,753)	—	(220,753)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	46.99%	53.01%	—	100.00%
Preferred Stock	79.17%	20.83%	—	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing as of Aug. 31, 2017, a portion of the Fund’s common stock was categorized as Level 2.

During the period ended Aug. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they are not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

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4. Subsequent Events

On Aug. 16, 2017, the Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined by the Investment Company Act of 1940, as amended), of Delaware Foundation Growth Allocation Fund (the “Board”), a series of Delaware Group Foundation Funds (the “Acquired Fund”), approved a proposal to reorganize the Acquired Fund with and into Delaware Wealth Builder Fund (the “Acquiring Fund”), a series of Delaware Group Equity Funds V (the “Reorganization”). This proposal is not subject shareholder approval.

The Board has determined that the Reorganization is in the best interests of the Acquired Fund and that the interests of the Acquired Fund’s existing shareholders will not be diluted as a result of the Reorganization.

Effective as of the close of business on Nov. 22, 2017, the Acquired Fund will be closed to new investors. It is anticipated that in mid-October 2017, Acquired Fund shareholders will receive an information statement/prospectus providing them with information about the Reorganization and the Acquiring Fund. The Reorganization is expected to take place on or about Dec. 15, 2017. Additionally, the Acquired Fund will continue to accept purchases from existing shareholders (including reinvested dividends and capital gains) until three business days before the Reorganization.

Management has determined that no other material events or transactions occurred subsequent to Aug. 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: